SCHEDULE OF BALANCE DUE TO RELATED PARTIES (Details) - Amounts due to an ultimate beneficial shareholder [member] - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Description of transactions with related party	Amounts due to an ultimate beneficial shareholder
Amounts payable, related party transactions	$ 473,260	$ 310,696
TUTU Business Services Limited (BVI) [Member]
IfrsStatementLineItems [Line Items]
Relationship	Controlling Shareholder
Description of transactions with related party	Amounts due to an ultimate beneficial shareholder
Amounts payable, related party transactions	$ 451,593	289,029
Ms. Liying Wang [Member]
IfrsStatementLineItems [Line Items]
Relationship	Ultimate beneficial shareholder
Description of transactions with related party	Amounts due to an ultimate beneficial shareholder
Amounts payable, related party transactions	$ 21,667	$ 21,667